Other Receivables and Assets, Current and Non-Current (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Other Receivables and Assets Current and Non-Current [Abstract]
Prepayment amount	$ 600,000
Prepaid promotion service fees	400,000
Other current assets	457,729
Other non current assets	$ 200,000	$ 690,135